FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis – exposure to interest rates – except for derivative financial instruments (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Possible 25% | Cash and cash equivalents
Financial Instruments and Risks
Assets	R$ 1,624,010
Possible 25% | Marketable securities
Financial Instruments and Risks
Assets	17,564
Possible 25% | Loans and financing
Financial Instruments and Risks
Liabilities	R$ (20,751,229)
Possible 25% | Interest rate risk
Financial Instruments and Risks
Percentage increase (decrease) in interest rate	25.00%
Possible 25% | Interest rate risk | Cash and cash equivalents | CDI/SELIC
Financial Instruments and Risks
Assets	R$ 73,578
Possible 25% | Interest rate risk | Marketable securities | CDI/SELIC
Financial Instruments and Risks
Assets	403,783
Possible 25% | Interest rate risk | Loans and financing | CDI/SELIC
Financial Instruments and Risks
Liabilities	282,202
Possible 25% | Interest rate risk | Loans and financing | TJLP
Financial Instruments and Risks
Liabilities	3,770
Possible 25% | Interest rate risk | Loans and financing | SOFR
Financial Instruments and Risks
Liabilities	320,294
Remote 50% | Cash and cash equivalents
Financial Instruments and Risks
Assets	3,248,020
Remote 50% | Marketable securities
Financial Instruments and Risks
Assets	35,128
Remote 50% | Loans and financing
Financial Instruments and Risks
Liabilities	R$ (41,502,458)
Remote 50% | Interest rate risk
Financial Instruments and Risks
Percentage increase (decrease) in interest rate	50.00%
Remote 50% | Interest rate risk | Cash and cash equivalents | CDI/SELIC
Financial Instruments and Risks
Assets	R$ 147,155
Remote 50% | Interest rate risk | Marketable securities | CDI/SELIC
Financial Instruments and Risks
Assets	807,565
Remote 50% | Interest rate risk | Loans and financing | CDI/SELIC
Financial Instruments and Risks
Liabilities	564,404
Remote 50% | Interest rate risk | Loans and financing | TJLP
Financial Instruments and Risks
Liabilities	7,540
Remote 50% | Interest rate risk | Loans and financing | SOFR
Financial Instruments and Risks
Liabilities	640,588
Probable (base value) | Cash and cash equivalents
Financial Instruments and Risks
Assets	6,496,039
Probable (base value) | Marketable securities
Financial Instruments and Risks
Assets	70,255
Probable (base value) | Loans and financing
Financial Instruments and Risks
Liabilities	(83,004,915)
Probable (base value) | Interest rate risk | Cash and cash equivalents | CDI/SELIC
Financial Instruments and Risks
Assets	2,422,308
Probable (base value) | Interest rate risk | Marketable securities | CDI/SELIC
Financial Instruments and Risks
Assets	13,293,256
Probable (base value) | Interest rate risk | Loans and financing | CDI/SELIC
Financial Instruments and Risks
Liabilities	9,290,595
Probable (base value) | Interest rate risk | Loans and financing | TJLP
Financial Instruments and Risks
Liabilities	202,961
Probable (base value) | Interest rate risk | Loans and financing | SOFR
Financial Instruments and Risks
Liabilities	R$ 28,534,005